Stockholder’s Equity (Details) - Schedule of Stock Option Activity - Stock Option [Member]	3 Months Ended
Mar. 31, 2024 $ / shares shares
Stockholder’s Equity (Details) - Schedule of Stock Option Activity [Line Items]
Number of Stock Options, Outstanding beginning | shares	2,078,986
Weighted Average Exercise Price, Outstanding beginning | $ / shares	$ 6.25
Number of Stock Options, Granted | shares	2,295,000
Weighted Average Exercise Price, Granted | $ / shares	$ 1.62
Number of Stock Options, Forfeited | shares	(109,725)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 6.65
Number of Stock Options, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Stock Options, Outstanding ending | shares	4,264,261
Weighted Average Exercise Price, Outstanding ending | $ / shares	$ 3.75